Redeemable noncontrolling interests (Tables)	12 Months Ended
Dec. 31, 2019
Redeemable noncontrolling interests
Schedule of Redeemable noncontrolling interests

	2018	2019
	RMB	RMB

Balance as of January 1	301,953	360,010
Issuance of shares of the Group's subsidiary	30,000	—
Accretion to redeemable noncontrolling interests	28,057	30,427

	360,010	390,437